Employee benefits - Cost of Service or Benefits Received (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Financial cost	$ 14	$ 12	$ 12
Real loss in plan assets	(277)	(231)	(214)
Settlement	0	0	0
Net periodic pension expenses	$ (263)	$ (219)	$ (202)